COMMITMENTS AND CONTINGENCIES - Additional Information - 3 Other Commitments - Land Concession Contracts (Detail) $ in Thousands			1 Months Ended								12 Months Ended
	Jan. 29, 2014 USD ($)	Dec. 18, 2013 USD ($)	Jan. 31, 2016 USD ($) Installment	Jul. 31, 2015 USD ($) Installment	Jan. 31, 2015 USD ($) Installment	Jul. 31, 2014 USD ($) Installment	Oct. 31, 2013 USD ($)	Jul. 31, 2013 USD ($)	Mar. 31, 2013 USD ($)	Jan. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Commitments And Contingencies [Line Items]
Outstanding balance of land premium included in accrued expenses and other current liabilities											$ 3,788	$ 31,678
Outstanding balance of land premium included in Land Use Rights Payable											0	3,788
Altira Macau - Taipa Land [Member]
Commitments And Contingencies [Line Items]
Additional land premium										$ 2,449
Government land use fee payable per annum on land concession contract											$ 171
Contract expiration date											2031-03
City of Dreams - Cotai Land [Member]
Commitments And Contingencies [Line Items]
Additional land premium	$ 23,344								$ 23,344
Total commitment for government land use fees											$ 21,616
Contract expiration date											2033-08
Initial land premium							$ 8,736
Remaining amount of land premium paid				$ 14,608	$ 14,608	$ 14,608
Remaining amount of land premium to be paid, number of biannual installments | Installment				4	4	4
Accrued interest rate paid for land premium				5.00%	5.00%	5.00%
Government land use fee payable per annum during the development period											$ 1,185
Government land use fee payable per annum after the development period											1,235
Outstanding balance of land premium included in accrued expenses and other current liabilities											3,788	7,302
Outstanding balance of land premium included in Land Use Rights Payable											0	$ 3,788
City of Dreams - Cotai Land [Member] | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Remaining amount of land premium paid			$ 14,608
Remaining amount of land premium to be paid, number of biannual installments | Installment			4
Accrued interest rate paid for land premium			5.00%
Studio City - Studio City Land [Member]
Commitments And Contingencies [Line Items]
Total commitment for government land use fees											$ 10,565
Contract expiration date											2026-10
Government land use fee payable per annum during the development period											$ 490
Government land use fee payable per annum after the development period											$ 1,131
Land concession contracts [Member]
Commitments And Contingencies [Line Items]
Initial contract term (in years)											25 years
Contract term of further renewable consecutive periods (in years)											10 years
Frequency of land use fee amounts to be adjusted											Every five years
Revised [Member] | Altira Macau - Taipa Land [Member]
Commitments And Contingencies [Line Items]
Additional land premium		$ 2,449
Additional land premium payment								$ 2,449
Government land use fee payable per annum on land concession contract											$ 186
Total commitment for government land use fees											$ 2,817
Contract expiration date											2031-03